Acquisitions	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Acquisitions	Acquisitions
a.Combinations between entities under common control

(i) Acquisition of HF Tech Europe AB (“HF EU”)

On June 30, 2024, Ecarx Sweden AB. (“Ecarx SE”) acquired all issued and outstanding shares of HF EU, an entity under common control, at a purchase consideration of SEK21,271 (equivalent to RMB13,920) which was settled in December 2024. Both the Group and HF EU are under the control of Mr. Eric Li (Shufu Li). As the acquisition of HF EU was a combination between entities under common control, the consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of the Group and HF EU using the pooling-of-interests method. All intercompany transactions and balances between the combining entities have been eliminated.

The following table summarizes the results of operations* and net assets of HF EU consolidated in the Group’s consolidated financial statements. The amounts are after eliminating transactions between the Group and HF EU.

As of December 31,
2023
RMB
Assets
Current assets	39,580
Total assets	39,580

Liabilities
Current liabilities	36,749
Total liabilities	36,749

Year ended December 31,
2023
RMB
Revenue	33,527
Cost of revenues	(30,849)
Gross profit	2,678

Loss from operations	(28)
Loss before income taxes	(314)
Net loss	(314)
________________
•HF EU was established in January 2023. Therefore, the results of operations for the year of 2022 of HF EU is not applicable.

(ii) Acquisition of JICA Intelligent Robotics Co., Ltd. (“JICA”)

On June 30, 2023, ECARX (Hubei) Tech made additional capital injection amounting to RMB266,667 to JICA, of which RMB1,000 was paid on June 30, 2023 and the remaining RMB265,667 is payable within the next 3 years. Prior to the capital injection, ECARX (Hubei) Tech held 50% ownership interest in JICA, with the other 50% owned by Geely Automotive Group Co., Ltd. (“Geely Auto”). Both the Group and JICA are under the control of Mr. Eric Li (Shufu Li). Following the additional investment in JICA, ECARX (Hubei) Tech has a controlling interest of 70% in
JICA. As the acquisition of JICA was a combination between entities under common control, the consolidated financial statements have been presented by combining assets, liabilities, revenues, expenses and equity of the Group and JICA using the pooling-of-interests method as if the transaction occurred at the beginning of the comparative period presented. All intercompany transactions and balances between the combining entities have been eliminated.
b.Acquisition of Hubei Dongjun
On May 20 , 2024, the Group entered into an agreement with Hubei Dongjun Industrial Group (the “Dongjun Group”) to acquire the remaining 51% interest in Hubei Dongjun from Dongjun Group for a total consideration of RMB23,500 of which RMB11,750 was paid in July 2024 and the remaining RMB11,750 will be paid before end of March 2025. Following this, Hubei Dongjun became a wholly-owned subsidiary of the Group. The acquisition was consummated in July 2024 and was recorded as a business combination achieved in stages, or a step acquisition, using the acquisition method of accounting. At the acquisition date, the fair value of previously-held equity method investment was RMB22,200 determined using the Income Approach valuation technique and resulted in a gain of RMB1,174 on remeasurement of previously-held equity method investment to fair value.
The allocation of purchase price to the fair value of the assets acquired and liabilities assumed were as follows:

RMB
Cash	374
Accounts receivable - third parties, net	31,602
Prepayments and other current assets	801
Inventories	7,054
Notes receivable	4,401
Property and equipment, net	12,974
Intangible assets, net	724
Non-deductible goodwill	25,727
Short-term borrowings	(7,140)
Accounts payable - third parties	(27,634)
Accrued expenses and other current liabilities	(3,183)
Carrying value of existing investment	(21,026)
Gain on equity method investment derecognized	(1,174)
Total consideration	23,500

Supplemental schedule of noncash investing and financing activities
Fair values of assets acquired and liabilities assumed excluding cash of RMB374	19,599
Non-deductible goodwill	25,727
Fair value of derecognized investment	(22,200)
Consideration payable as included in "accrued expenses and other current liabilities"	(11,750)
Consideration paid	11,376
Goodwill has been allocated to our China reporting unit which is determined by the Group to be ECARX (Hubei) Tech and its subsidiaries, as this is a component of our operating segment which is a business and for which discrete financial information is available and segment management regularly reviews its operating results.
c.Asset acquisition of Suzhou Photon-Matrix Optoelectronics Technology Co., Ltd (“Suzhou Photon Matrix”)
On January 31, 2024, the Group entered into share purchase agreements with existing third-party shareholders of Suzhou Photon- Matrix, pursuant to which the Group acquired 13.10% additional equity interest in Suzhou Photon-Matrix for a total cash consideration of RMB46,306. Prior to the transaction, the Group held 49.17% equity interest in
Suzhou Photon-Matrix and accounted for the interest as an equity method investment (refer to Note 9). As a result of the transactions, the Group’s equity interest increased to 62.27%, and the Group obtained control in Suzhou Photon- Matrix.
The transaction was accounted for as an asset acquisition rather than a business combination as what the Group acquired does not include a substantive process that together with input to significantly contribute to the ability to create output. In determining the cost basis to be allocated to assets acquired, the Group measured its previously held equity interest and noncontrolling interest at their carrying values. The cost of assets acquired was allocated to the individual assets acquired or liabilities assumed based on their relative fair values. A deferred tax liability of RMB34,348 was determined by using a simultaneous equation, and this increased the carrying amount of the developed technology intangible asset acquired to RMB138,569. The Group assessed the estimated useful life of the developed technology to be 10 years.

RMB
Supplemental schedule of noncash investing and financing activities
Assets acquired and liabilities assumed excluding cash of RMB1,121	100,002
Carrying amount of derecognized investment	(34,829)
Noncontrolling interest	14,360
Deferred tax liability	(34,348)
Consideration paid	45,185